STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary Of Employee Stock-Based Compensation Expense
tock-based compensation expense - all related to employees - recognized under the authoritative guidance was as follows:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Selling, general and administrative	$9,948	$8,646	$26,310
Research and development	355	335	404
Cost of goods sold	90	70	91
Total stock-based compensation expense	10,393	9,051	26,805
Total estimated tax benefit related to stock-based compensation expense	4,018	3,532	10,468
Net effect on net income	$6,375	$5,519	$16,337

Summary Of Weighted-Average Assumptions
The following weighted-average assumptions were used in the calculation of fair value:

	Years Ended December 31,
	2013	2012	2011
Dividend yield	0%	0%	0%
Expected volatility	31%	30%	28%
Risk free interest rate	1.52%	1.33%	2.47%
Expected life of option from grant date	8 years	8 years	8 years

Summary Of Stock Option Activity
The following table summarizes the Company’s stock option activity:

		Weighted Average Exercise Price	Weighted Average Contractual Term in Years	Aggregate Intrinsic Value

	Shares
Stock Options	(In thousands)			(In thousands)
Outstanding at December 31, 2012	1,709	$37.76
Granted	32	36.50
Exercised	(63)	33.36
Forfeited or Expired	(39)	49.00
Outstanding at December 31, 2013	1,639	$37.64	3.2 years	$16,755
Vested or expected to vest at December 31, 2013	1,639	$37.64	3.2 years	$16,755
Exercisable at December 31, 2013	1,521	$37.97	2.9 years	$15,058

Summary Of Vested And Unvested RSU
The following table summarizes the Company’s awards of restricted stock, performance stock and contract stock for the year ended December 31, 2013:

			Performance Stock and Contract Stock Awards
	Restricted Stock Awards
	Shares	Weighted Average Grant Date Fair Value Per Share	Shares	Weighted Average Grant Date Fair Value Per Share

	(In thousands)		(In thousands)
Unvested, December 31, 2012	346	$37.80	199	$30.49
Granted	169	38.65	70	39.25
Cancellations	(34)	38.59	(1)	35.68
Released	(160)	39.43	(4)	39.44
Unvested, December 31, 2013	321	$37.29	264	$32.74